Risk and sensitivity analysis - US, variable annuity guarantees (Details) - Jackson (US insurance operations) - Variable annuities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GMDB | Return of net deposits plus a minimum return
Risk and sensitivity analysis
Account value	$ 150,576	$ 125,644
Net amount at risk	$ 2,477	$ 5,652
Weighted average attained age	66 years 10 months 24 days	66 years 6 months
GMDB | Return of net deposits plus a minimum return | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMDB | Return of net deposits plus a minimum return | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMDB | Highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	$ 12,547	$ 10,865
Net amount at risk	$ 69	$ 1,418
Weighted average attained age	67 years 8 months 12 days	67 years 1 month 6 days
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	$ 8,159	$ 6,947
Net amount at risk	$ 687	$ 1,550
Weighted average attained age	70 years	69 years 6 months
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	$ 1,688	$ 1,599
Net amount at risk	$ 616	$ 825
Period until expected annuitisation	6 months	1 month 6 days
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	6.00%	6.00%
GMWB | Return of net deposits plus a minimum return
Risk and sensitivity analysis
Account value	$ 257	$ 251
Net amount at risk	$ 14	$ 25
GMWB | Return of net deposits plus a minimum return | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMWB | Return of net deposits plus a minimum return | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	5.00%	5.00%
Compound interest equivalent of minimum return (as a percent)	4.10%
Bonus period for compound interest equivalent of minimum return	10 years
GMWB | Return of net deposits - premium only
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
Account value	$ 2,753	$ 2,450
Net amount at risk	16	80
GMWB | Highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	698	682
Net amount at risk	52	113
GMWB | Highest specified anniversary account value only
Risk and sensitivity analysis
Account value	3,232	2,827
Net amount at risk	51	400
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Risk and sensitivity analysis
Account value	140,529	116,902
Net amount at risk	$ 7,160	$ 21,442
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Minimum
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary | Maximum
Risk and sensitivity analysis
Minimum return (as a percent)	8.00%	8.00%
Compound interest equivalent of minimum return (as a percent)	6.00%
Bonus period for compound interest equivalent of minimum return	10 years
GMAB | Return of net deposits - premium only
Risk and sensitivity analysis
Minimum return (as a percent)	0.00%	0.00%
Account value	$ 37	$ 34